4. STOCKHOLDERS' EQUITY/DEFICIT (Details 2) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of stock options
Outstanding beginning balance, Shares		105,936	69,404	65,312
Granted, Shares		0	42,140	7,548
Exercised, Shares		0	(1,786)	(2,424)
Expired/Forfeited, Shares		(7,485)	(3,822)	(1,031)
Outstanding ending balance, Shares		98,451	105,936	69,404
Vested and exercisable ending balance			90,411	59,881
Options available for grant at year-end			26,616	63,148
Aggregate intrinsic value – options exercised			$ 0	$ 497
Aggregate intrinsic value – options outstanding			0	4,941
Aggregate intrinsic value – options vested and Exercisable			$ 0	$ 6,129
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price		$ 45.00	$ 66.00	$ 68.00
Granted, Weighted average exercise price		0.00	12.00	40.00
Exercised, Weighted average exercise price		0.00	48.00	32.00
Expired, Weighted average exercise price			43.00	68.00
Outstanding ending balance, Weighted average exercise price		$ 45.00	45.00	66.00
Vested and exercisable ending balance			$ 49.00	$ 66.00
Options Unvested
Options unvested, beginning balance	[1]		$ 9,523	$ 10,672
Options granted	[1]		42,140	7,548
Options Vested	[1]		(34,383)	(7,666)
Options Cancelled/Forfeited	[1]		$ (2,455)	$ (1,031)
Balance, end of period	[1]		14,825	9,523
Options unvested, beginning balance, weighted average exercise price	[1]		$ 0.00	$ 112.00
Options granted, weighted average exercise price	[1]		40.00	40.00
Options Vested, weighted average exercise price	[1]		66.00	66.00
Options Cancelled/Forfeited, weighted average exercise price	[1]		68.00	68.00
Balance, end of period	[1]		$ 0.00	$ 0.00

[1]	Includes awards not captured in valuation fragments